Schedule of unvested restricted stock activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning | shares
Weighted average grant date fair value, Unvested, Beginning | $ / shares
Number of shares, Granted | shares	66,404
Weighted average grant date fair value, Granted | $ / shares	$ 6.10
Number of shares, Vested | shares	66,404
Weighted average grant date fair value, Vested | $ / shares	$ 6.10
Number of shares, Unvested, Ending | shares
Weighted average grant date fair value, Unvested, Ending | $ / shares